Lease Prepayments	12 Months Ended
Dec. 31, 2021
Lease Prepayments
Lease Prepayments

(9) Lease Prepayments

The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Non-current portion	14,685	2,304	15,219
Current portion - amount charged to expense within a year	534	84	534
	15,219	2,388	15,753

As of December 31, 2021, part of prepaid land-use rights were pledged to banks as collateral for credit limit in the bank (see Note 11).

Land use rights amortization for the years ended December 31, 2021, 2020, and 2019 were RMB534 (US$84), RMB534, and RMB534, respectively.

As of December 31, 2021, prepaid land use rights of the Group included certain parcels of land located in Weifang City, Shandong Province, the PRC, with a net book value of RMB13,768 (US$2,160). The land-use rights for land with an area of approximately 43,878 square meters, 30,373 square meters will expire in November 2050 and May 2053, respectively.